Portfolio of Investments – as of September 30, 2023 (Unaudited)
Gateway Fund

Shares	Description	Value (†)
Common Stocks — 96.8% of Net Assets
	Aerospace & Defense — 1.2%
139,958	Boeing Co.(a)(b)	$26,827,149
41,278	HEICO Corp.(a)	6,684,147
528,727	RTX Corp.(a)	38,052,482
		71,563,778
	Air Freight & Logistics — 0.6%
36,648	GXO Logistics, Inc.(a)(b)	2,149,405
216,722	United Parcel Service, Inc., Class B(a)	33,780,458
		35,929,863
	Automobile Components — 0.1%
36,852	Autoliv, Inc.(a)	3,555,481
	Automobiles — 2.1%
1,239,636	Ford Motor Co.(a)	15,396,279
446,637	Tesla, Inc.(a)(b)	111,757,510
		127,153,789
	Banks — 3.1%
1,846,904	Bank of America Corp.(a)	50,568,232
643,137	Citigroup, Inc.(a)	26,452,225
589,207	JPMorgan Chase & Co.(a)	85,446,799
744,414	Wells Fargo & Co.(a)	30,416,756
		192,884,012
	Beverages — 1.2%
349,444	Monster Beverage Corp.(a)(b)	18,503,060
320,572	PepsiCo, Inc.(a)	54,317,719
		72,820,779
	Biotechnology — 2.1%
361,393	AbbVie, Inc.(a)	53,869,241
8,614	Alnylam Pharmaceuticals, Inc.(a)(b)	1,525,539
115,006	Amgen, Inc.(a)	30,909,013
39,867	Biogen, Inc.(a)(b)	10,246,218
16,697	Exact Sciences Corp.(b)	1,139,069
3,171	Horizon Therapeutics PLC(b)	366,853
52,957	Moderna, Inc.(a)(b)	5,469,928
16,492	Seagen, Inc.(a)(b)	3,498,778
68,273	Vertex Pharmaceuticals, Inc.(a)(b)	23,741,253
		130,765,892
	Broadline Retail — 3.3%
1,581,805	Amazon.com, Inc.(a)(b)	201,079,052
2,538	MercadoLibre, Inc.(a)(b)	3,217,879
		204,296,931
	Building Products — 0.4%
355,197	Carrier Global Corp.(a)	19,606,874
20,800	Lennox International, Inc.(a)	7,788,352
		27,395,226
	Capital Markets — 2.1%
45,389	Blackstone, Inc.(a)	4,862,978
324,121	Charles Schwab Corp.(a)	17,794,243
14,601	FactSet Research Systems, Inc.(a)	6,384,433
216,194	Intercontinental Exchange, Inc.(a)	23,785,664
432,102	Morgan Stanley(a)	35,289,770
41,804	MSCI, Inc.(a)	21,448,796
58,940	S&P Global, Inc.(a)	21,537,266
		131,103,150
	Chemicals — 1.5%
83,434	Ashland, Inc.(a)	6,814,889
71,767	Celanese Corp.(a)	9,008,194
275,738	Corteva, Inc.(a)	14,106,756
336,894	Dow, Inc.(a)	17,370,255
125,392	Eastman Chemical Co.(a)	9,620,074
Shares	Description	Value (†)
	Chemicals — continued
167,820	LyondellBasell Industries NV, Class A(a)	$15,892,554
125,903	Mosaic Co.(a)	4,482,147
52,475	Nutrien Ltd.(a)	3,240,856
66,451	Olin Corp.(a)	3,321,221
95,921	RPM International, Inc.(a)	9,094,270
		92,951,216
	Commercial Services & Supplies — 0.9%
488,628	Copart, Inc.(a)(b)	21,054,981
53,505	Waste Connections, Inc.(a)	7,185,721
185,672	Waste Management, Inc.(a)	28,303,840
		56,544,542
	Communications Equipment — 0.9%
1,082,609	Cisco Systems, Inc.(a)	58,201,060
	Construction Materials — 0.3%
43,244	Martin Marietta Materials, Inc.(a)	17,750,797
	Consumer Finance — 0.6%
259,378	Ally Financial, Inc.(a)	6,920,205
180,444	Discover Financial Services(a)	15,631,864
445,997	Synchrony Financial(a)	13,634,128
		36,186,197
	Consumer Staples Distribution & Retail — 1.9%
26,487	Casey's General Stores, Inc.(a)	7,191,750
92,351	Costco Wholesale Corp.(a)	52,174,621
152,451	Target Corp.(a)	16,856,507
68,318	U.S. Foods Holding Corp.(a)(b)	2,712,225
243,492	Walmart, Inc.(a)	38,941,675
		117,876,778
	Containers & Packaging — 0.3%
54,360	Avery Dennison Corp.(a)	9,929,941
60,185	Crown Holdings, Inc.(a)	5,325,169
141,364	WestRock Co.(a)	5,060,831
		20,315,941
	Distributors — 0.3%
107,529	Genuine Parts Co.(a)	15,525,037
	Diversified Consumer Services — 0.1%
67,454	Service Corp. International(a)	3,854,322
	Diversified REITs — 0.0%
34,300	W.P. Carey, Inc.(a)	1,854,944
	Diversified Telecommunication Services — 1.0%
2,416,419	AT&T, Inc.(a)	36,294,614
699,196	Verizon Communications, Inc.(a)	22,660,942
		58,955,556
	Electric Utilities — 1.3%
323,243	Alliant Energy Corp.(a)	15,661,123
456,313	American Electric Power Co., Inc.(a)	34,323,864
80,010	Evergy, Inc.(a)	4,056,507
153,399	OGE Energy Corp.(a)	5,112,789
335,165	Xcel Energy, Inc.(a)	19,178,141
		78,332,424
	Electrical Equipment — 0.7%
157,676	Eaton Corp. PLC(a)	33,629,137
31,715	Hubbell, Inc.(a)	9,939,798
		43,568,935
	Electronic Equipment, Instruments & Components — 0.8%
97,069	CDW Corp.(a)	19,584,641
375,436	Corning, Inc.(a)	11,439,535
26,442	Teledyne Technologies, Inc.(a)(b)	10,803,672
33,350	Zebra Technologies Corp., Class A(a)(b)	7,888,276
		49,716,124

Shares	Description	Value (†)
	Energy Equipment & Services — 0.4%
595,515	Halliburton Co.(a)	$24,118,358
	Entertainment — 1.2%
81,510	Live Nation Entertainment, Inc.(a)(b)	6,768,590
89,778	Netflix, Inc.(a)(b)	33,900,173
6,573	Roku, Inc.(b)	463,988
428,339	Walt Disney Co.(a)(b)	34,716,876
		75,849,627
	Financial Services — 4.7%
409,957	Berkshire Hathaway, Inc., Class B(a)(b)	143,607,937
97,940	Mastercard, Inc., Class A(a)	38,775,425
300,792	PayPal Holdings, Inc.(a)(b)	17,584,300
357,561	Visa, Inc., Class A(a)	82,242,606
133,431	Voya Financial, Inc.(a)	8,866,490
		291,076,758
	Food Products — 1.0%
61,781	Bunge Ltd.(a)	6,687,793
74,762	Lamb Weston Holdings, Inc.(a)	6,912,495
665,608	Mondelez International, Inc., Class A(a)	46,193,195
		59,793,483
	Gas Utilities — 0.0%
10,131	UGI Corp.	233,013
	Ground Transportation — 1.0%
88,900	Canadian Pacific Kansas City Ltd.(a)	6,615,049
836,813	CSX Corp.(a)	25,732,000
47,741	J.B. Hunt Transport Services, Inc.(a)	9,000,133
43,447	Old Dominion Freight Line, Inc.(a)	17,775,906
47,378	Uber Technologies, Inc.(b)	2,178,914
		61,302,002
	Health Care Equipment & Supplies — 2.3%
426,297	Abbott Laboratories(a)	41,286,864
161,683	Baxter International, Inc.(a)	6,101,916
554,460	Boston Scientific Corp.(a)(b)	29,275,488
218,970	Edwards Lifesciences Corp.(a)(b)	15,170,242
72,423	GE HealthCare Technologies, Inc.(a)	4,927,661
2,268	Insulet Corp.(b)	361,723
108,519	Intuitive Surgical, Inc.(a)(b)	31,719,019
55,109	STERIS PLC(a)	12,092,017
		140,934,930
	Health Care Providers & Services — 3.1%
354,081	CVS Health Corp.(a)	24,721,936
79,403	Elevance Health, Inc.(a)	34,573,654
78,255	HCA Healthcare, Inc.(a)	19,249,165
16,707	Molina Healthcare, Inc.(a)(b)	5,478,058
201,782	UnitedHealth Group, Inc.(a)	101,736,467
46,177	Universal Health Services, Inc., Class B(a)	5,805,834
		191,565,114
	Health Care Technology — 0.1%
35,189	Veeva Systems, Inc., Class A(a)(b)	7,159,202
	Hotels, Restaurants & Leisure — 2.0%
95,160	Airbnb, Inc., Class A(a)(b)	13,056,904
9,745	Booking Holdings, Inc.(a)(b)	30,053,093
168,770	Hilton Worldwide Holdings, Inc.(a)	25,345,878
175,041	McDonald's Corp.(a)	46,112,801
105,955	Restaurant Brands International, Inc.(a)	7,058,722
12,225	Vail Resorts, Inc.(a)	2,712,605
		124,340,003
	Household Durables — 0.4%
2,093	NVR, Inc.(a)(b)	12,481,187
129,073	Toll Brothers, Inc.(a)	9,546,239
		22,027,426
Shares	Description	Value (†)
	Household Products — 1.3%
527,557	Procter & Gamble Co.(a)	$76,949,464
	Industrial Conglomerates — 1.0%
211,469	3M Co.(a)	19,797,728
213,732	Honeywell International, Inc.(a)	39,484,849
		59,282,577
	Industrial REITs — 0.3%
171,517	Prologis, Inc.(a)	19,245,923
	Insurance — 2.0%
406,909	Aflac, Inc.(a)	31,230,266
62,253	American Financial Group, Inc.(a)	6,951,792
91,119	Aon PLC, Class A(a)	29,542,602
147,374	Arthur J Gallagher & Co.(a)	33,590,956
74,687	Fidelity National Financial, Inc.(a)	3,084,573
3,155	Markel Group, Inc.(a)(b)	4,645,706
245,220	Unum Group(a)	12,062,372
		121,108,267
	Interactive Media & Services — 5.9%
394,000	Alphabet, Inc., Class A(a)(b)	51,558,840
1,499,237	Alphabet, Inc., Class C(a)(b)	197,674,399
383,101	Meta Platforms, Inc., Class A(a)(b)	115,010,751
		364,243,990
	IT Services — 0.5%
14,418	EPAM Systems, Inc.(a)(b)	3,686,538
21,387	Gartner, Inc.(a)(b)	7,348,787
39,628	Shopify, Inc., Class A(a)(b)	2,162,500
8,665	Twilio, Inc., Class A(b)	507,162
72,450	VeriSign, Inc.(a)(b)	14,673,299
		28,378,286
	Leisure Products — 0.0%
1,696	Polaris, Inc.	176,621
	Life Sciences Tools & Services — 1.1%
155,362	Agilent Technologies, Inc.(a)	17,372,579
17,245	ICON PLC, ADR(a)(b)	4,246,581
43,762	Illumina, Inc.(a)(b)	6,007,647
82,356	Thermo Fisher Scientific, Inc.(a)	41,686,137
		69,312,944
	Machinery — 1.8%
127,277	Caterpillar, Inc.(a)	34,746,621
89,903	Cummins, Inc.(a)	20,539,239
66,901	Deere & Co.(a)	25,247,100
62,061	Parker-Hannifin Corp.(a)	24,174,001
121,067	Pentair PLC(a)	7,839,088
		112,546,049
	Media — 0.6%
880,705	Comcast Corp., Class A(a)	39,050,460
	Metals & Mining — 0.3%
209,039	Newmont Corp.(a)	7,723,991
96,794	Southern Copper Corp.(a)	7,287,621
47,801	Steel Dynamics, Inc.(a)	5,125,223
		20,136,835
	Multi-Utilities — 0.9%
260,977	Ameren Corp.(a)	19,528,909
206,097	Consolidated Edison, Inc.(a)	17,627,476
227,581	WEC Energy Group, Inc.(a)	18,331,650
		55,488,035
	Oil, Gas & Consumable Fuels — 4.3%
163,828	Cenovus Energy, Inc.(a)	3,410,899
45,031	Cheniere Energy, Inc.(a)	7,473,345
389,682	Chevron Corp.(a)	65,708,179

Shares	Description	Value (†)
	Oil, Gas & Consumable Fuels — continued
365,530	ConocoPhillips(a)	$43,790,494
13,379	Enbridge, Inc.	444,049
789,833	Exxon Mobil Corp.(a)	92,868,564
61,365	HF Sinclair Corp.(a)	3,493,509
221,709	Occidental Petroleum Corp.(a)	14,384,480
226,052	ONEOK, Inc.(a)	14,338,478
204,932	Suncor Energy, Inc.(a)	7,045,562
115,966	Targa Resources Corp.(a)	9,940,606
		262,898,165
	Passenger Airlines — 0.2%
153,012	Alaska Air Group, Inc.(a)(b)	5,673,685
144,851	United Airlines Holdings, Inc.(a)(b)	6,127,197
		11,800,882
	Pharmaceuticals — 4.4%
489,213	Bristol-Myers Squibb Co.(a)	28,393,923
149,655	Eli Lilly & Co.(a)	80,384,190
14,229	Jazz Pharmaceuticals PLC(b)	1,841,802
485,856	Johnson & Johnson(a)	75,672,072
461,815	Merck & Co., Inc.(a)	47,543,854
1,049,311	Pfizer, Inc.(a)	34,805,646
		268,641,487
	Professional Services — 0.9%
141,064	Automatic Data Processing, Inc.(a)	33,937,177
4,628	Booz Allen Hamilton Holding Corp.	505,702
160,547	Paychex, Inc.(a)	18,515,886
21,371	SS&C Technologies Holdings, Inc.	1,122,832
53,033	TransUnion(a)	3,807,239
		57,888,836
	Real Estate Management & Development — 0.1%
97,840	CoStar Group, Inc.(a)(b)	7,522,918
15,415	Zillow Group, Inc., Class C(b)	711,556
		8,234,474
	Residential REITs — 0.8%
252,006	American Homes 4 Rent, Class A(a)	8,490,082
85,332	Camden Property Trust(a)	8,070,701
143,552	Equity LifeStyle Properties, Inc.(a)	9,145,698
346,842	Invitation Homes, Inc.(a)	10,991,423
48,503	Sun Communities, Inc.(a)	5,739,845
265,036	UDR, Inc.(a)	9,453,834
		51,891,583
	Retail REITs — 0.1%
122,523	NNN REIT, Inc.(a)	4,329,963
	Semiconductors & Semiconductor Equipment — 6.9%
326,538	Advanced Micro Devices, Inc.(a)(b)	33,574,637
127,044	Analog Devices, Inc.(a)	22,244,134
79,275	Broadcom, Inc.(a)	65,844,229
16,102	First Solar, Inc.(a)(b)	2,601,922
820,543	Intel Corp.(a)	29,170,304
122,826	Marvell Technology, Inc.(a)	6,648,571
425,033	NVIDIA Corp.(a)	184,885,105
225,942	QUALCOMM, Inc.(a)	25,093,119
106,600	Teradyne, Inc.(a)	10,709,036
258,807	Texas Instruments, Inc.(a)	41,152,901
		421,923,958
Shares	Description	Value (†)
	Software — 10.2%
100,205	Adobe, Inc.(a)(b)	$51,094,529
115,419	Cadence Design Systems, Inc.(a)(b)	27,042,672
43,832	Intuit, Inc.(a)	22,395,522
1,280,850	Microsoft Corp.(a)	404,428,387
350,902	Oracle Corp.(a)	37,167,540
65,690	Palo Alto Networks, Inc.(a)(b)	15,400,364
185,837	Salesforce, Inc.(a)(b)	37,684,027
44,136	ServiceNow, Inc.(a)(b)	24,670,258
10,997	VMware, Inc., Class A(b)	1,830,781
29,249	Workday, Inc., Class A(a)(b)	6,284,148
		627,998,228
	Specialized REITs — 0.4%
189,838	Crown Castle, Inc.(a)	17,470,791
151,601	CubeSmart(a)	5,780,546
		23,251,337
	Specialty Retail — 2.0%
20,171	Dick's Sporting Goods, Inc.(a)	2,190,167
218,400	Home Depot, Inc.(a)	65,991,744
186,352	Lowe's Cos., Inc.(a)	38,731,400
12,994	O'Reilly Automotive, Inc.(a)(b)	11,809,727
195,010	Valvoline, Inc.(a)	6,287,122
		125,010,160
	Technology Hardware, Storage & Peripherals — 7.2%
2,586,196	Apple, Inc.(a)	442,782,617
38,399	Dell Technologies, Inc., Class C(a)	2,645,691
		445,428,308
	Textiles, Apparel & Luxury Goods — 0.1%
16,507	Lululemon Athletica, Inc.(a)(b)	6,365,264
	Tobacco — 0.5%
671,905	Altria Group, Inc.(a)	28,253,605
	Total Common Stocks (Identified Cost $2,053,250,681)	5,957,338,391
	Total Purchased Options — 1.4% (Identified Cost $66,673,925) (see details below)	83,321,485

Principal Amount
Short-Term Investments — 2.4%
$145,837,939	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/29/2023 at 2.500% to be repurchased at $145,868,322 on 10/02/2023 collateralized by $163,888,500 U.S. Treasury Note, 1.375% due 8/31/2026 valued at $148,754,703 including accrued interest(c) (Identified Cost $145,837,939)	145,837,939
	Total Investments — 100.6% (Identified Cost $2,265,762,545)	6,186,497,815
	Other assets less liabilities — (0.6)%	(34,129,177)
	Net Assets — 100.0%	$6,152,368,638

Purchased Options — 1.4%
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Cost	Value (†)
Index Options — 1.4%
S&P 500® Index, Put(b)(d)	11/17/2023	3,925	1,970	$844,745,850	$8,446,375	$3,447,500
S&P 500® Index, Put(b)(d)	11/17/2023	4,050	1,970	844,745,850	7,132,385	5,949,400
S&P 500® Index, Put(b)(d)	12/15/2023	4,100	1,969	844,317,045	8,266,847	11,183,920
S&P 500® Index, Put(b)(d)	12/15/2023	4,150	1,926	825,878,430	7,499,536	12,856,050
S&P 500® Index, Put(b)(d)	1/19/2024	4,150	1,969	844,317,045	9,239,533	16,578,980
S&P 500® Index, Put(b)(d)	2/16/2024	4,050	1,969	844,317,045	14,979,167	15,407,425
S&P 500® Index, Put(b)(d)	3/15/2024	4,050	1,969	844,317,045	11,110,082	17,898,210
Total					$66,673,925	$83,321,485

Written Options — (0.6%)
Description	Expiration Date	Exercise Price	Contracts	Notional Amount	Premiums (Received)	Value (†)
Index Options — (0.6%)
S&P 500® Index, Call(d)	10/20/2023	4,400	(1,527)	$(654,785,235)	$(15,983,872)	$(2,947,110)
S&P 500® Index, Call(d)	10/20/2023	4,550	(1,527)	(654,785,235)	(6,616,766)	(156,517)
S&P 500® Index, Call(d)	10/20/2023	4,650	(1,527)	(654,785,235)	(14,655,382)	(26,723)
S&P 500® Index, Call(d)	10/20/2023	4,700	(1,527)	(654,785,235)	(9,694,327)	(15,270)
S&P 500® Index, Call(d)	10/31/2023	4,350	(1,527)	(654,785,235)	(9,990,398)	(8,100,735)
S&P 500® Index, Call(d)	10/31/2023	4,400	(1,527)	(654,785,235)	(10,776,803)	(4,970,385)
S&P 500® Index, Call(d)	11/17/2023	4,400	(1,527)	(654,785,235)	(12,067,117)	(7,925,130)
S&P 500® Index, Call(d)	11/17/2023	4,500	(1,526)	(654,356,430)	(13,409,725)	(3,196,970)
S&P 500® Index, Call(d)	11/30/2023	4,400	(1,527)	(654,785,235)	(11,456,318)	(9,879,690)
Total					$(104,650,708)	$(37,218,530)

(†)
Registered investment companies are required to value portfolio investments using an unadjusted, readily available market quotation. The Fund obtains readily available market quotations from independent pricing services. Fund investments for which readily available market quotations are not available are priced at fair value pursuant to the Fund's Valuation Procedures. The Board of Trustees has approved a valuation designee who is subject to the
Board's oversight.
Unadjusted readily available market quotations that are utilized for exchange traded equity securities (including shares of closed-end investment companies and exchange-traded funds) include the last sale price quoted on the exchange where the security is traded most extensively. Domestic, exchange-traded index and single name equity option contracts (including options on exchange-traded funds) are valued at the mean of the National
Best Bid and Offer quotations as determined by the Options Price Reporting Authority. Shares of open-end investment companies are valued at net asset value per share.
Exchange traded equity securities for which there is no reported sale during the day are fair valued at the closing bid quotation as reported by an independent pricing service. Unlisted equity securities (except unlisted preferred equity securities) are fair valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be fair valued using evaluated bids furnished by an independent pricing service, if available.
Debt securities and unlisted preferred equity securities are fair valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers. Broker-dealer bid prices may be used to fair value debt and unlisted equities where an independent pricing service is unable to price an investment or where an independent pricing service does not provide a reliable price for the investment.
The Fund may also fair value investments in other circumstances such as when extraordinary events occur after the close of a foreign market, but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer's security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing a Fund's investments, the valuation designee may, among other things, use modeling tools or other processes that may take into account factors such as issuer specific information, or other related market activity and/or information that occurred after the close of the foreign market but before the time the Fund's net asset value ("NAV") is calculated. Fair valuation by the Fund's valuation designee may require subjective determinations about the value of the investment, and fair values used to determine a Fund's NAV may differ from quoted or published prices, or from prices that are used by others, for the same investments. In addition, the use of fair value pricing may not always result in adjustments to the prices of investments held by a Fund.
The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars, if any, are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Security (or a portion thereof) has been pledged as collateral for open derivative contracts.
(b)	Non-income producing security.

(c)
The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund's policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the
Fund's ability to dispose of the underlying securities. As of September 30, 2023, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

(d)
The Fund's investment strategy makes use of exchange-traded options. Exchange-traded options are standardized contracts and are settled through a clearing house with fulfillment supported by the credit of the exchange. Therefore, counterparty credit risks to the Fund are reduced. The Fund writes
(sells) index call options and purchases index put options. When the Fund writes an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value until the option expires or the Fund enters into a closing purchase transaction. When an index call option expires or the Fund enters into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a realized gain or, if the net premium received is less than the amount paid, as a realized loss. The Fund, as writer of an index call option, bears the risk of an unfavorable change in the market value of the index underlying the written option. When the Fund purchases an index put option, it pays a premium and the index put option is subsequently marked-to-market to reflect current value until the option expires or the Fund enters into a closing sale transaction.
Premiums paid for purchasing index put options which expire are treated as realized losses. When the Fund enters into a closing sale transaction, the difference between the premium paid and the proceeds of the closing sale transaction is treated as a realized gain or loss. The risk associated with purchasing index put options is limited to the premium paid.

ADR
An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described.
The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

REITs	Real Estate Investment Trusts
Fair Value Measurements.
In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of each Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:
• Level 1 — quoted prices in active markets for identical assets or liabilities;
• Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and
• Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect each Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Fund's pricing policies have been approved by the Board of Trustees. Investments for which market quotations are readily available are categorized in Level 1. Other investments for which an independent pricing service is utilized are categorized in Level 2. Broker-dealer bid prices for which the Fund has knowledge of the inputs used by the broker-dealer are categorized in Level 2. All other investments, including broker-dealer bid prices for which the Fund does not have knowledge of the inputs used by the broker-dealer, as well as investments fair valued by the valuation designee, are categorized in Level 3. All Level 2 and 3 securities are defined as being fair valued.
Under certain conditions and based upon specific facts and circumstances, the Fund’s valuation designee may determine that a fair valuation should be made for portfolio investment(s). These valuation designee fair valuations will be based upon a significant amount of Level 3 inputs.
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2023, at value:
Asset Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$5,957,338,391	$—	$—	$5,957,338,391
Purchased Options(a)	83,321,485	—	—	83,321,485
Short-Term Investments	—	145,837,939	—	145,837,939
Total	$6,040,659,876	$145,837,939	$—	$6,186,497,815

Liability Valuation Inputs
Description	Level 1	Level 2	Level 3	Total
Written Options(a)	$(37,218,530)	$—	$—	$(37,218,530)

(a)	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Derivatives
Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of an underlying asset, reference rate or index. Derivative instruments that the Fund used during the period include written index call options and purchased index put options.
The Fund seeks to capture the majority of the returns associated with equity market investments, while exposing investors to less risk than other equity investments. To meet this investment goal, the Fund invests in a broadly diversified portfolio of common stocks, while also writing index call options. Writing index call options can reduce the Fund’s volatility, provide a steady cash flow and be an important source of the Fund’s return, although it also may reduce the Fund’s ability to profit from increases in the value of its equity portfolio. The Fund also buys index put options, which can protect the Fund from a significant market decline that may occur over a short period of time. The value of an index put option generally increases as the prices of stocks constituting the index decrease and decreases as those stocks increase in price. The combination of the diversified stock portfolio, the steady cash flow from writing of index call options and the downside protection from purchased index put options is intended to provide the Fund with the majority of the returns associated with equity market investments while exposing investors to less risk than other equity investments. During the period ended September 30, 2023, written index call options and purchased index put options were used in accordance with this objective.
The following is a summary of derivative instruments for the Fund, as of September 30, 2023:
Assets	Investments at value[1]
Exchange-traded asset derivatives
Equity contracts	$83,321,485

[1]	Represents purchased options, at value.

Liabilities	Options written at value
Exchange-traded liability derivatives
Equity contracts	$(37,218,530)
The Fund’s derivatives do not qualify for hedge accounting under authoritative guidance for derivative instruments. The Fund’s investments in derivatives may represent an economic hedge; however, they are considered to be non-hedge transactions for the purpose of this disclosure.
Counterparty risk is managed based on policies and procedures established by the Fund’s adviser. Such policies and procedures may include, but are not limited to, minimum counterparty credit rating requirements, monitoring of counterparty credit default swap spreads and posting of collateral. With exchange-traded derivatives, there is minimal counterparty credit risk to the Fund because the exchange’s clearinghouse, as counterparty to these instruments, stands between the buyer and the seller of the contract. Credit risk still exists in exchange-traded derivatives with respect to initial and variation margin that is held in a broker’s customer accounts. While brokers typically are required to segregate customer margin for exchange-traded derivatives from their own assets, in the event that a broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the broker for all its customers, U.S. bankruptcy laws will typically allocate that shortfall on a pro rata basis across all of the broker’s customers, potentially resulting in losses to the Fund.
Industry Summary at September 30, 2023 (Unaudited)
Software	10.2%
Technology Hardware, Storage & Peripherals	7.2
Semiconductors & Semiconductor Equipment	6.9
Interactive Media & Services	5.9
Financial Services	4.7
Pharmaceuticals	4.4
Oil, Gas & Consumable Fuels	4.3
Broadline Retail	3.3
Banks	3.1
Health Care Providers & Services	3.1
Health Care Equipment & Supplies	2.3
Capital Markets	2.1
Biotechnology	2.1
Automobiles	2.1
Specialty Retail	2.0
Hotels, Restaurants & Leisure	2.0
Insurance	2.0
Other Investments, less than 2% each	30.5
Short-Term Investments	2.4
Total Investments	100.6
Other assets less liabilities (including open written options)	(0.6)
Net Assets	100.0%